S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 17, 2025 USD ($) $ / shares shares
Sponsor or its Affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 2,500
Price Paid or to be Paid for Securities, Total Amount	$ 2,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.5
Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 250,000
Securities Issued or to be Issued, Shares (in Shares) | shares	5,300,000
Class B Ordinary Shares [Member] | Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	5,000,000
Private Placement Warrants [Member] | Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,650,000
Securities Issued or to be Issued, Shares (in Shares) | shares	5,300,000